Nature of Operations and Going Concern (Details) - USD ($)			1 Months Ended	3 Months Ended
	Jan. 31, 2022	Aug. 03, 2021	Nov. 30, 2021	Mar. 31, 2023	Dec. 31, 2022
Nature of Operations and Going Concern [Abstract]
Agreement percentage		100.00%
Share exchange (in Shares)		6,000,000
Outstanding shares percentage		62.00%
Shares sold (in Shares)			2,300,000
Shares per share (in Dollars per share)			$ 5
Ordinary shares issued (in Shares)	1,725,000
Gross proceeds	$ 25,900,000
Net of offering expenses	$ 23,900,000
Accumulated deficit total				$ 49,593,210
Operating activities				5,659,391
Cash on hand				10,858,202
Ordinary shares				$ 7,679,572
Period of going concern				1 year
Equity offering					$ 50,000,000
Raised cash				$ 1,300,000